Tahoe Acquisition - Assets Acquired and Liabilities Assumed (Details) - Tahoe Resources, Inc [member] - USD ($) $ in Thousands	Dec. 31, 2019	Feb. 22, 2019
Disclosure of detailed information about business combination [line items]
Total purchase consideration paid for Tahoe		$ 1,142,674
Cash and cash equivalents	$ 27,529
Accounts receivable	18,154
VAT Receivable	87,492
Inventory	148,209
Other current assets	1,381
Mineral properties, plant and equipment	1,239,402
Other assets	6,551
Deferred tax assets	30,728
Accounts payable and accrued liabilities	(148,742)
Debt	(125,000)
Provision for closure and decommissioning liabilities	(77,320)
Net current and deferred income tax liabilities	(65,710)
Fair value of Tahoe net assets acquired	$ 1,142,674